Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income/(loss) for the period	$ 2,588,391	$ (7,970,332)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	3,250,941	2,926,709
Share based compensation	228,518	126,480
Unrealized foreign exchange loss on time deposits	0	156,921
Loss/ (gain) on warrants	(508,232)	15,176,536
Non-cash lease expense	33,002	2,386
Offering costs attributable to warrant liability	0	1,078,622
Changes in operating assets and liabilities:
(Increase)/decrease in Trade and other receivables	(2,866,717)	7,265,016
(Increase)/decrease in Other current assets	(27,891)	(64,399)
(Increase)/decrease in Inventories	(258,085)	(420,139)
(Increase)/decrease in Advances and prepayments	3,758	35,925
Increase/(Decrease) in Trade accounts payable	442,559	361,504
Increase/(Decrease) in Changes in operating lease liabilities	(33,002)	(2,386)
Increase/(Decrease) in Payable to related parties	189,723	2,659,029
Increase/(Decrease) in Accrued liabilities	(48,541)	244,147
Increase/(Decrease) in Deferred income	(46,441)	(183,023)
Net cash provided by operating activities	2,947,983	21,392,996
Cash flows from investing activities
Payments for acquisition and capitalized expenses of vessel	(161,900)	(1,623,125)
Increase in bank time deposits	(1,600,000)	(20,001,175)
Maturity of bank time deposits	7,948,706	15,012,671
Net cash (used in)/provided by investing activities	6,186,806	(6,611,629)
Cash flows from financing activities
Proceeds from follow-on offering	0	13,147,990
Repayment of seller financing	(13,381,000)	0
Proceeds from exercise of warrants	660,806	5,852,396
Stock issuance costs	0	(1,778,633)
Dividends paid on preferred shares	(379,167)	(381,250)
Net cash provided by/(used in) financing activities	(13,099,361)	16,840,503
Net increase/(decrease) in cash and cash equivalents	(3,964,572)	31,621,870
Cash and cash equivalents at beginning of period	4,640,343	695,288
Cash and cash equivalents at end of period	675,771	32,317,158
Supplemental Cash Flow Information
Cash paid for interest in relation to seller financing	1,190,000	0
Non-cash Financing Activities
Cashless exercise of Class B1 and Class C1 warrants	0	1,768,665
Series A Preferred Stock [Member]
Non-cash Financing Activities
Dividends on preferred shares Series A included in payable to related parties	$ 160,416	$ 160,417